Merger (Narrative) (Details)				12 Months Ended
	Dec. 01, 2015 USD ($)	Nov. 30, 2015 USD ($) $ / shares shares	Sep. 08, 2006	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill resulting from the merger				$ 3,402,000
FNBPA Bancorp, Inc [Member]
Business Acquisition [Line Items]
Acquisition date		Nov. 30, 2015	Nov. 30, 2015
Number of Juniata's share for each FNBPA share		2.7813
Per share price of FNBPA shares | $ / shares		$ 50.34
Number of shares issued upon the closing of acquisition | shares		607,815
Fair value of shares issued for acquisition		$ 10,637,000
Closing stock price | $ / shares		$ 17.50
Cash paid for acquisition		$ 2,208,000
Fair value of total consideration paid for acquisition		12,845,000
Goodwill resulting from the merger		3,335,000		3,402,000
Goodwill adjustment				$ 67,000
Core deposit intangible assets acquired		$ 343,000
Intangible assets amortization period		10 years
Core deposit intangible amortization expense		$ 49,000
Intangible assets amortization expense, year two		44,000
Intangible assets amortization expense, year three		38,000
Intangible assets amortization expense, year four		33,000
Intangible assets amortization expense, year five		27,000
Intangible assets amortization expense, after year 2021		53,000
Gross amortized cost basis		47,797,000
Merger related costs		$ 1,637,000
Amount of total revenue	$ 242,000				$ 61,000